CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (Parenthetical) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash dividends paid per common share (in dollars per share)		$ 2.20	$ 2.20	$ 1.04
Dividends declared and dividends paid to common stockholders, difference due to timing		$ 7	$ 7	$ 5
Contingently redeemable noncontrolling interest	[1]	$ 0	$ 48	$ 34
Sumitomo Corporation
Noncontrolling interest, ownership percentage by noncontrolling owners (as a percent)			5.00%
Minera Yanacocha | Summit Global Management II V B
Noncontrolling interest, ownership percentage by noncontrolling owners (as a percent)		5.00%

[1]	Sumitomo held a 5% interest in Yanacocha at December 31, 2021 and had the option to require Yanacocha to repurchase their interest for $48 if certain conditions were not met. The Company purchased Sumitomo's 5% interest during 2022. Refer to Note 1 for further information.